Listing of companies in the Group - Subsidiary held by the Company (Details)	Dec. 31, 2025	Dec. 31, 2024
BW LPG Holding Pte. Ltd. (formerly known as BW LPG Holding Limited)
Listing of companies in the Group
Effective equity holding	100.00%	100.00%